Shareholders' Equity - Disclosure of detailed information about restricted share units (Details) - Restricted Share Units - Share	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units, beginning of period (in shares)	1,420,000	1,219,500
Restricted share units granted (in shares)	562,000	520,000
Restricted share units vested (in shares)	(365,500)	(241,750)
Restricted share units expired (in shares)	(104,500)
Restricted share units, end of period (in shares)	1,512,000	1,420,000
December 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units, beginning of period (in shares)	430,000
Restricted share units granted (in shares)	0
Restricted share units vested (in shares)	(365,500)
Restricted share units expired (in shares)	(64,500)
Restricted share units, end of period (in shares)	0	430,000
December 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units, beginning of period (in shares)	470,000
Restricted share units granted (in shares)	0
Restricted share units vested (in shares)	0
Restricted share units expired (in shares)	(20,000)
Restricted share units, end of period (in shares)	450,000	470,000
December 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units, beginning of period (in shares)	520,000
Restricted share units granted (in shares)	0
Restricted share units vested (in shares)	0
Restricted share units expired (in shares)	(20,000)
Restricted share units, end of period (in shares)	500,000	520,000
December 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units, beginning of period (in shares)	0
Restricted share units granted (in shares)	562,000
Restricted share units vested (in shares)	0
Restricted share units expired (in shares)	0
Restricted share units, end of period (in shares)	562,000	0